Schedule of Investments
September 30, 2024 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 77.40%

Air Transportation, Scheduled - 0.61%
Southwest Airlines Co.			20,000	592,600

Arrangement of Transportation of Freight & Cargo - 0.00%
PS International Group, Ltd.			500	410

Automotive - 0.00%
Flyht Aerospace Solutions, Inc. (Canada) * † ^			101,663	0

Bakery Products - 0.38%
Bab, Inc.			479,411	362,003

Biotech & Pharma - 3.45%
Inyx, Inc. * ●			167,850	17
Johnson & Johnson			20,500	3,322,230

				3,322,247

Canned, Fruits, Veg and Preserves, Jams & Jellies - 3.14%
The J.M. Smucker Co.* (a)			25,000	3,027,500

Communications Services, NEC - 0.69%
Intelsat Emergence SA (Luxembourg) * ●			4,675	98,175
Prosus N.V.			65,388	568,876

				667,051

Construction & Engineering - 0.08%
WeBuild SpA ADR*			25,935	73,293

Canned, Fruits, Veg and Preserves, Jams & Jellies - 8.51%
Colgate-Palmolive Co.			79,000	8,200,990

Electric Housewares & Fans - 0.32%
Helen of Troy, Ltd.			5,000	309,250

Electric Services - 5.66%
PPL Corp. (a)			165,000	5,458,200

Fats & Oils - 1.55%
Archer-Daniels-Midland Co.			25,000	1,493,500

Federal & Federally-Sponsored Credit Agencies - 0.12%
Federal National Mortgage Association Fannie Mae *			100,000	118,000

Gaming, Lodging & Restaurants - 0.10%
Guoco Group Ltd. (Bermuda) *			10,000	98,919

Gold and Silver Ores - 15.91%
Agnico Eagle Mines Ltd. (Canada) (a) (b)			37,500	3,021,000
B2Gold Corp.			630,200	1,941,016
Barrick Gold Corp. (Canada) (a) (b)			55,000	1,093,950
Newmont Corp. (a) (b)			89,000	4,757,050
NovaGold Resources, Inc. *			180,000	738,000
Seabridge Gold, Inc. * (a)			225,000	3,777,750

				15,328,766

Grain Mill Products - 1.20%
Post Holdings, Inc. * (a) (b)			10,000	1,157,500

Hospital & Medical Service Plans - 5.26%
Humana, Inc.			16,000	5,067,840

IT Services - 0.00%
Computer Horizons Corp.			65,000	0

Industrial Organic Chemicals - 4.03%
International Flavors & Fragrances, Inc. (a) (b)			37,000	3,882,410

Industrial Products - 3.58%
Gates Industrial Corp. PLC*			3,200	56,160
Mercury Systems, Inc.* (a)			91,769	3,395,453

				3,451,613

Industrial Services - 0.05%
Astaldi SpA SPF (Italy) * ● †			1,022,580	50,618

Internet Content & Information - 0.14%
Scout24 SE ADR *			1,500	130,277

Investment Advice - 0.04%
TPG, Inc. Class A			600	34,536

Laboratory Analytical Instruments - 3.38%
Illumina, Inc. * (a) (b)			25,000	3,260,250

Media - 0.02%
Apogee 21 Holdings, Inc.*			50,000	0
Clear Channel Outdoor Holdings, Inc. *			11,249	17,998

				17,998

Metals & Mining - 0.00%
Sacre-Coeur Minerals Ltd. (Canada) * ^ †			109,444	0

Mineral Royalty Traders - 0.58%
Royal Gold, Inc.			4,000	561,200

Oil, Gas & Coal - 3.11%
Chevron Corp.			4,000	589,080
Marathon Petroleum Corp.			4,000	651,640
Occidental Petroleum Corp.			34,000	1,752,360
Seadrill Ltd.			2	79

				2,993,159

Pharmaceutical Preparations- 3.92%
BioMarin Pharmaceutical, Inc.			50,456	3,546,552
Emisphere Technologies, Inc.● Δ *			30,000	234,300

				3,780,852

Radio Broadcasting Stations - 0.15%
Sirius XM Holdings			5,862	138,636
iHeartMedia, Inc. Class A *			4,610	8,529

				147,165

Radio & TV Broadcasting & Communications Equipment - 0.98%
KVH Industries, Inc.* (b)			194,684	940,324

Real Estate - 0.16%
Conwert Immobilien Invest SE (Austria)			45,000	0
Sunac China Hildings Ltd.			20,000	23,550
Times China Hildings Ltd.			150,000	3,722
Greentown China Holdings Ltd.			300,000	101,040
Ronshine Service Holding Co., Ltd			500,000	24,425

				152,737

Retail - 0.73%
Dollar Tree, Inc.* (a) (b)			10,000	703,200

Retail-Department Stores - 0.04%
Neiman-Marcus Group Parent LLC † ● *			791	39,550

Retail - Drug Stores And Proprietary Stores - 0.65%
CVS Health Corp.			10,000	628,800

Retail - Retail Stores - 2.49%
JD.com			60,000	2,400,000

Retail - Eating Places - 2.95%
Cracker Barrel Old Country Store, Inc.* (a)			20,000	907,000
Yum China Holdings, Inc.			43,000	1,935,860

				2,842,860

Semiconductors & Related Devices - 0.20%
Wolfspeed, Inc.			20,000	194,000

Services - Amusement & Recreation Services - 0.59%
Endeavor Group Holdings, Inc.			20,000	571,200

Services-Computer Processing & Data Preparation - 0.47%
Sohu.com Ltd.ADR *			29,000	456,750

Services-Educational Services - 0.09%
TCTM Kids IT Education, Inc.			59,708	84,188

Services-Employment Agencies - 0.07%
51job, Inc. ADR * ●			15,400	71,148

Services - Medical Laboratories - 0.06%
GRAIL, Inc.			4,166	57,324

Surgical & Medical Instruments & Apparatus - 1.90%
Baxter International, Inc. (a) (b)			48,000	1,822,560
DIH Holdings, Inc.			3,000	5,700

				1,828,260

Telecommunications - 0.02%
NII Holdings, Inc. ^ Δ *			44,529	22,265

Waste & Environmental Services & Equipment - 0.00%
Strategic Environmental & Energy Resources, Inc. *^ † #			43,000	1,462

Total Common Stock			(Cost $ 69,855,574)	74,582,214

Escrow Shares - 0.00%

Exide Technologies ^ † *			7,703	0
Pershing Square Tontine Holdings, Ltd. ESCROW			33,000	0
Petrocorp., Inc.			200	0

Total Escrow Shares			(Cost $ 585,437)	0

Asset-Backed Securities - 0.09%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 6.220% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●			2,696	2,606
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.690%, (1 Month LIBOR USD + 0.710%), 02/25/2035 ** ●			77,025	72,542
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.404%, (1 Month LIBOR USD + 0.320%) 06/25/2047			396,966	14,505

Total Asset-Backed Securities			(Cost $ 102,790)	89,653

Contingent Value Rights - 0.00%

Communication Services - 0.00%
Clear Channel Outdoor Holdings, Inc.*			11,249	0

Radio & TV Broadcasting & Communications Equipment - 0.00%
KVH Industries, Inc. *			145,009	0

Solar - 0.00%
TOYO Co Ltd Rights			1,000	2,710

Total Rights			(Cost $ 0)	2,710

Corporate Bonds - 0.67%

Automotive - 0.00%
Exide Technologies 11.00%, 4/30/2022 + † ^ #			546,810	0

Diversified Financial Services - 0.49%
Hejun Shunzie Investment, 11.500%, due 6/4/2022			5,000,000	50,050
Hellas Telecommunication Luxembourg II SCA (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.750% ) 1/15/2015			5,000,000	6,250
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 *●			100,000	70
Lehman Brothers Holdings, Inc. Series MTN 8.75%, 2/14/2023 *●			200,000	140
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 2/17/2015 *●			110,000	77
Lehman Brothers Holdings, Inc. Series MTNG 0.00% (1 Month CPI YOY + 2.25%), 07/08/2014 *●			130,000	91
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 *●			100,000	70
Lehman Brothers Holdings, Inc. Series MTNH, 8.250%, 9/23/2020 *●			100,000	70
Sino Ocean Land Treasure Finance III, 6.946%, Perpetual, Defaulted *			3,000,000	80,010
Sunac China Holdings, Ltd., 7.250%, 09/30/2030 ●			4,145,000	331,600

				468,428

Oil, Gas & Coal - 0.05%
Paratus Energy Services Ltd. Series 144A (United Kingdom) 10.000%, 07/15/2026 ●			51,830	51,839
Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025			128,802	0

				51,839

Radio Telephone Communications - 0.02%
Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #			56,915	10,463
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda)7.00%, Perpetual ●			92,684	4,912

				15,376

Real Estate - 0.12%
CIFI Holdings Group, 6.550%, 03/28/2024 ●+			1,000,000	103,810
Red Sun Properties Group, Inc., 7.30% due 1/13/2025 ●+			4,400,000	44,000
KWG Group Holdings, Ltd., 7.400%, 001/13/2027 ●+			2,000,000	112,260

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875%, 04/01/2008 ●			50,000	0

Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049 + ^ † #			25,000	0

Total Corporate Bonds			(Cost $ 879,324)	647,903

Government Bonds - 0.08%

Lebanese Republic - 0.08%
Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020			1,000,000	78,860

Total Government Bonds			(Cost $ 212,500)	78,860

Mortgage-Backed Securities - 0.01%

GNR Government National Mortgage Series 2019-108 Class NI, 4.00%, 08/20/2049 ~ ●			70,934	8,642
GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.76%, 6/25/2035 ~ ●			33,559	0

Total Mortgage-Backed Securities			(Cost $ 27,518)	8,642

Municipal Bonds - 0.15%

Puerto Rico - 0.15%
Puerto Rico Commonwealth Restructured Series A1, 4.00%, 7/01/2037 ●			17,074	16,943
Puerto Rico Commonwealth Restructured Series A1, 5.625%, 7/01/2029 ●			24,036	25,954
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2021 ●+			10,000	5,375
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2023 ●+			10,000	5,375
Puerto Rico Electric Power Authority Series DDD, 3.50%, 7/01/2020 ●+			75,000	40,313
Puerto Rico Electric Power Authority Series DDD, 3.625%, 7/01/2021 ●+			30,000	16,125
Puerto Rico Electric Power Authority Series TT, 5.00%, 7/01/2020 ●+			55,000	29,563
Puerto Rico Electric Power Authority Series WW, 5.50%, 7/01/2019 ●+			15,000	8,063

Total Municipal Bonds			(Cost $ 181,561)	147,709

Preferred Stocks - 1.14%

Government Agencies - 1.13%
Federal Home Loan Mortgage Corp. Series B, 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual *∞ **			19,000	118,940
Federal Home Loan Mortgage Corp. Series F, 5.00%, Perpetual *∞ **			4,500	27,450
Federal Home Loan Mortgage Corp. Series H, 5.10%, Perpetual *∞ **			55,000	330,000
Federal Home Loan Mortgage Corp. Series M, 0.00%, Perpetual *∞ **			10,600	64,024
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual *∞ **			42,879	250,199
Federal Home Loan Mortgage Corp. Series S, 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual *∞ **			25,000	148,750
Federal National Mortgage Corp. Series H, 5.81%, Perpetual *∞			5,500	34,815
Federal National Mortgage Corp. Series I, 5.375%, Perpetual *∞			700	4,372
Federal National Mortgage Corp. Series M, 4.75%, Perpetual *∞			4,440	27,084
Federal National Mortgage Corp. Series N, 5.50%, Perpetual *∞			360	2,293
Federal National Mortgage Corp. Series T 8.25%, Perpetual *∞			20,000	79,810

				1,087,737

Real Estate - 0.01%
Brookfield Property Partners LP 6.25% (Bermuda)			722	12,382

Total Preferred Stocks			(Cost $ 1,291,235)	1,100,119

Real Estate Invesment Trust - 2.52%

Crown Castle International Corp. (a) (b)			20,500	2,431,915

Total Real Estate Investment Trust			(Cost $ 3,455,624)	2,431,915

Special Purpose Acquisition Company - 0.24%

A SPAC II Acquisition Corp.			15,000	162,600
Ares Acquisition Corp. II			3,100	33,790
Nabors Energy Transition Corp. II			3,600	38,376
Nature's Miracle Holdings, Inc.			5,500	765
Northern Star Investment Corp. III Class A			7,300	0

Total Special Purpose Acquisition Company			(Cost $ 267,000)	235,531

Warrants - 0.00%

Investment Companies - 0.00%
Airship AI Holdings, Inc. Warrant @ $2.30 (Notional Value $14,950)*			6,500	1,365
Brand Engagement Network, Inc. Warrant @ $1.04 (Notional Value $6,760)*			2,066	145
Captivision Inc. Warrants @ $1.97 (Notional Value $12,805)*			2,000	60
DIH Holdings, Inc. Warrant @ $1.90 (Notional Value $12,350)*			30,000	1,200
Intelsat Emergence SA Warrant 2/17/2027 @ 0.00 (Notional Value $0)*			6	0
Investcorp Europe Acquisition Corp. I Class A Warrants, 11/23/2028 @ $0.00 (Notional Value $0)*			3,500	36
Nature's Miracle Holdings, Inc. Warrant 3/8/2029 @ $0.00 (Notional Value $0)*			2,500	40
Northern Star Investment Corp. III Class A Warrant 02/25/2028 @ $0.00 (Notional Value $0)*			1,216	0
Northern Star Investment Corp. IV Class A Warrant 12/31/2027 @ $0.00 (Notional Value $0)*			1,216	0
Semantix, Inc. Class A Warrants 08/04/2027 @ $0.00 (Notional Value $0)*			375	0
SunCar Technology Group, Inc. Class A, Warrant 05/18/2028 @ $0.00 (Notional Value $0)*			300	66
TOYO Co. Ltd. Warrant 1/10/2029 @ $2.71 (Notional Value $17,615)*			5,000	0

				2,911

U.S. Government Obligations - 16.60%

U.S. Government Treasury Bill, 2.75%, 08/15/2032 ●			2,000,000	1,866,875
U.S. Treasury Note, 1.125%, 1/15/2025 ●			2,000,000	1,980,234
U.S. Treasury Note, 1.50%, 11/30/2024 ●			2,000,000	1,989,160
U.S. Treasury Note, 2.25%, 11/15/2024 ●			2,000,000	1,993,579
U.S. Treasury Note, 4.375%, 10/31/2024 ●			2,000,000	1,999,037
U.S. Treasury Note, 3.375% 5/15/2033 ●			2,000,000	1,942,734
U.S. Treasury Note, 4.50% 11/15/2033 ●			4,000,000	4,219,531

Total U.S. Government Obligations			(Cost $ 15,494,922)	15,991,151

Registered Money Market Funds - 2.55%

Goldman Sachs Trust Financial Square Government Fund - Institutional Class - 4.90% **			2,455,645	2,455,645

Total Registered Money Market Funds			(Cost $ 715,400)	2,455,645

Total Investments - 96.40%			(Cost $ 107,711,843)	92,887,402

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE - (5.02)%				(8,740,099)

Assets In Excess of Liabilities (12.67%)				12,211,348

Total Net Assets - 100.00%				96,358,652

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Barrick Gold Corp., Strike @ $17.00	40	1/17/2025	68,000	29,025
Newmont Corp., Strike $30.00	150	1/17/2025	450,000	240,425
Royal Gold, Inc., Strike $105.00	590	1/17/2025	6,195,000	55,620

	780		6,713,000	325,070

Put Options
Agnico Eagle Mines Ltd., Strike @ $50.00	200	1/17/2025	1,000,000	66,500
Archer-Daniels Midland, Co., Strike @ $52.50	250	1/17/2025	1,312,500	128,225
Barrick Gold Corp., Strike @ $17.00	400	1/16/2026	680,000	101,000
Biomarin Pharmaceutical, Inc., Strike @ $65.00	40	1/16/2026	260,000	26,100
Biomarin Pharmaceutical, Inc., Strike @ $70.00	230	1/16/2026	1,610,000	182,575
Biomarin Pharmaceutical, Inc., Strike @ $75.00	210	1/16/2026	1,575,000	161,817
Chevron Corp., Strike @ $155.00	40	6/20/2025	620,000	43,500
Colgate-Palmolive, Co., Strike @ $95.00	70	1/16/2026	665,000	40,075
Colgate-Palmolive, Co., Strike @ $75.00	300	1/17/2025	2,250,000	129,750
Colgate-Palmolive, Co., Strike @ $80.00	420	1/17/2025	3,360,000	200,850
Cracker Barrel Old Country Store, Inc., Strike @ $65.00	200	11/15/2024	1,300,000	188,500
Crown Castle International, Inc. Strike @ $105.00	205	1/17/2025	2,152,500	217,813
CVS Health Corp., Strike @ $55.00	100	6/20/2025	550,000	61,250
Dollar Tree, Inc., Strike @ $105.00	100	1/16/2026	1,050,000	148,250
Helen of Troy, Ltd. Strike @ $55.00	50	1/16/2026	275,000	57,625
Humana, Inc., Strike @ $360.00	50	1/17/2025	1,800,000	167,375
Humana, Inc., Strike @ $300.00	20	1/17/2025	600,000	72,050
Humana, Inc., Strike @ $330.00	40	6/20/2025	1,320,000	150,500
Humana, Inc., Strike @ $350.00	50	6/20/2025	1,750,000	190,125
International Flavors & Fragrances, Inc. Strike @ $80.00	300	6/20/2025	2,400,000	285,750
International Flavors & Fragrances, Inc. Strike @ $70.00	70	12/20/2024	490,000	65,905
Invesco QQQ Trust Series 1, Strike @ $485.00	50	12/20/2024	2,425,000	100,775
Invesco QQQ Trust Series 1, Strike @ $490.00	85	1/17/2025	4,165,000	165,283
JD.com, Strike @ $22.50	600	1/16/2026	1,350,000	341,076
Johnson & Johnson, Strike @ $150.00	50	1/17/2025	750,000	52,375
Johnson & Johnson, Strike @ $160.00	130	1/17/2025	2,080,000	128,635
Johnson & Johnson, Strike @ $145.00	25	6/20/2025	362,500	26,563
Marathon Petroleum Corp., Strike @ $170.00	40	6/20/2025	680,000	75,300
Newmont Corp., Strike @ $30.00	300	1/16/2026	900,000	160,041
Occidental Petroleum Corp., Strike @ $52.50	80	1/16/2026	420,000	48,200
Occidental Petroleum Corp., Strike @ $50.00	190	9/19/2025	950,000	96,425
Post Holdings, Inc., Strike @ $80.00	100	12/20/2024	800,000	63,250
PPL Corp., Strike @ $25.00	1650	1/17/2025	4,125,000	259,875
Southwest Airlines, Inc., Strike @ $25.00	200	1/16/2026	500,000	80,500
SPDR S&P 500 ETF Trust, Strike @ $450.00	100	12/20/2024	4,500,000	24,150
SPDR S&P 500 ETF Trust, Strike @ $545.00	50	12/20/2024	2,725,000	79,475
SPDR S&P 500 ETF Trust, Strike @ $550.00	100	12/20/2024	5,500,000	151450
SPDR S&P 500 ETF Trust, Strike @ $535.00	100	6/20/2025	5,350,000	241,150
SPDR S&P 500 ETF Trust, Strike @ $540.00	90	6/20/2025	4,860,000	205,605
SPDR S&P 500 ETF Trust, Strike @ $555.00	150	3/21/2025	8,325,000	284,175
SPDR S&P 500 ETF Trust, Strike @ $560.00	50	11/15/2024	2,800,000	62,725
Starbucks, Corp., Strike @ $90.00	200	6/18/2025	1,800,000	231,999
The J. M. Smucker Co., Strike @ $125.00	250	1/17/2025	3,125,000	268,125
Wolfspeed, Inc. Strike @ $22.50	200	12/19/2025	450,000	136,500
Yum China Holdings, Inc., Strike @ $30.00	180	12/19/2025	540,000	62,629
Yum China Holdings, Inc., Strike @ $32.50	100	12/19/2025	325,000	47,250
Yum China Holdings, Inc., Strike @ $35.00	150	1/17/2025	525,000	60,375

	8565		87,352,500	6,139,440

Call Options Written
Agnico Eagle Mines Ltd., Strike @ $50.00	(200)	1/17/2025	(1,000,000)	(135,099)
Agnico Eagle Mines Ltd., Strike @ $80.00	(175)	7/18/2025	(1,400,000)	(184,882)
Archer-Daniels Midland, Co., Strike @ $52.50	(250)	1/17/2025	(1,312,500)	(211,453)
B2Gold Corp., Strike @ $3.00	(850)	1/16/2026	(255,000)	(62,474)
B2Gold Corp., Strike @ $3.00	(1500)	1/17/2025	(450,000)	(29,249)
Barrick Gold Corp., Strike @ $17.00	(400)	1/16/2026	(680,000)	(157,499)
Barrick Gold Corp., Strike @ $20.00	(300)	1/17/2025	(600,000)	(37,199)
Baxter International, Inc., Strike @ $37.50	(480)	11/15/2024	(1,800,000)	(115,432)
Biomarin Pharmaceutical, Inc., Strike @ $75.00	(210)	1/16/2026	(1,575,000)	(389,264)
Biomarin Pharmaceutical, Inc., Strike @ $75.00	(24)	10/18/2024	(180,000)	(21,060)
Chevron Corp., Strike @ $155.00	(40)	6/20/2025	(620,000)	(63,379)
Colgate-Palmolive, Co., Strike @ $95.00	(70)	1/16/2026	(665,000)	(80,323)
Colgate-Palmolive, Co., Strike @ $75.00	(300)	1/17/2025	(2,250,000)	(230,248)
Colgate-Palmolive, Co., Strike @ $80.00	(420)	1/17/2025	(3,360,000)	(284,048)
Cracker Barrel Old Country Store, Inc., Strike @ $65.00	(200)	11/15/2024	(1,300,000)	(232,498)
Crown Castle International, Inc. Strike @ $105.00	(205)	1/17/2025	(2,152,500)	(255,735)
CVS Health Corp., Strike @ $55.00	(100)	6/20/2025	(550,000)	(77,249)
Dollar Tree, Inc., Strike @ $105.00	(100)	1/16/2026	(1,050,000)	(237,743)
Helen of Troy, Ltd. Strike @ $55.00	(50)	1/16/2026	(275,000)	(79,373)
Humana, Inc., Strike @ $360.00	(50)	1/17/2025	(1,800,000)	(261,373)
Humana, Inc., Strike @ $300.00	(20)	6/20/2025	(600,000)	(119,949)
Humana, Inc., Strike @ $330.00	(40)	6/20/2025	(1,320,000)	(267,898)
Humana, Inc., Strike @ $350.00	(50)	6/20/2025	(1,750,000)	(290,867)
Illumina, Inc., Strike @ $100.00	(200)	12/20/2024	(2,000,000)	(476,296)
Illumina, Inc., Strike @ $115.00	(50)	12/20/2024	(575,000)	(139,874)
International Flavors & Fragrances, Inc. Strike @ $70.00	(70)	12/20/2024	(490,000)	(81,514)
International Flavors & Fragrances, Inc. Strike @ $80.00	(300)	12/20/2024	(2,400,000)	(293,248)
JD.com, Strike @ $22.50	(600)	1/16/2026	(1,350,000)	(460,496)
Johnson & Johnson, Strike @ $150.00	(50)	1/17/2025	(750,000)	(87,024)
Johnson & Johnson, Strike @ $160.00	(130)	1/17/2025	(2,080,000)	(165,424)
Marathon Petroleum Corp., Strike @ $170.00	(40)	6/20/2025	(680,000)	(116,299)
Mercury Systems, Inc. Strike @ $30.00	(100)	12/20/2024	(300,000)	(48,550)
Mercury Systems, Inc. Strike @ $32.50	(157)	12/20/2024	(510,250)	(77,791)
Mercury Systems, Inc., Strike @ $35.00	(660)	12/20/2024	(2,310,000)	(244,523)
Newmont Corp., Strike @ $30.00	(300)	1/16/2026	(900,000)	(254,248)
Newmont Corp., Strike @ $45.00	(1180)	1/17/2025	(5,310,000)	(80,829)
Post Holdings, Inc., Strike @ $80.00	(100)	12/20/2024	(800,000)	(122,349)
PPL Corp., Strike @ $25.00	(1650)	1/17/2025	(4,125,000)	(449,621)
Royal Gold, Inc., Strike @ $120.00	(80)	1/17/2025	(960,000)	(61,160)
Seabridge Gold, Inc., Strike @ $15.00	(150)	12/20/2024	(225,000)	(33,074)
Seabridge Gold, Inc., Strike @ $16.00	(300)	2/21/2025	(480,000)	(79,648)
Seabridge Gold, Inc., Strike @ $14.00	(300)	11/15/2024	(420,000)	(51,749)
Sirius XM Holdings, Strike @ $22.50	(70)	1/17/2025	(157,500)	(16,384)
Southwest Airlines, Inc., Strike @ $25.00	(200)	1/16/2026	(500,000)	(82,298)
Starbucks, Corp., Strike @ $90.00	(200)	6/18/2026	(1,800,000)	(352,429)
The J. M. Smucker Co., Strike @ $125.00	(250)	1/17/2025	(3,125,000)	(389,372)
Wolfspeed, Inc. Strike @ $22.50	(200)	12/19/2025	(450,000)	(165,495)
Yum China Holdings, Inc., Strike @ $30.00	(180)	12/19/2025	(540,000)	(122,307)
Yum China Holdings, Inc., Strike @ $32.50	(100)	12/19/2025	(325,000)	(57,748)
Yum China Holdings, Inc., Strike @ $35.00	(150)	1/17/2025	(525,000)	(87,374)

	(13801)		(61,032,750)	(8,421,421)

Put Options Written
Humana, Inc., Strike @ $260.00	(50)	1/17/2025	(1,300,000)	(43,250)
Invesco QQQ Trust Series 1, Strike @ $440.00	(85)	1/17/2025	(3,740,000)	(56,015)
Johnson & Johnson, Strike @ $145.00	(25)	6/20/2025	(362,500)	(54,813)
SPDR S&P 500 ETF Trust, Strike @ $500.00	(200)	12/20/2024	(10,000,000)	(59,000)
SPDR S&P 500 ETF Trust, Strike @ $505.00	(150)	3/21/2025	(7,575,000)	(105,600)

	(510)		(22,977,500)	(318,678)

Total Options			(Cost $ 1,380,500)	6,145,832

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$84,508,604	$-
Level 2 - Other Significant Observable Inputs			11,850,048	-
Level 3 - Significant Unobservable Inputs			0	-
Total			$96,358,652	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2024.
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
Δ Indicates a delisted security. Total market value for delisted securities is $256,565 representing 0.01% of net assets.
† Indicates an illiquid security. Total market value for illiquid securities is $91,630 representing 0.01% of net assets.
^ Indicates a fair valued security. Total market value for fair valued securities is $23,727 representing 0.01% of net assets and Level 3 securities.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $8,139,819 representing 0.08% of net assets.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $11,925.25  representing 0.01% of net assets.